RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
RESTRICTED CASH
RESTRICTED CASH

5.RESTRICTED CASH

Restricted cash represented security deposits for bank acceptance bills and the proceeds from specialized bank borrowings for hospital construction. Balance of current restricted cash was RMB20,758 and RMB921 (US$132) as of December 31, 2024 and 2025, respectively.